Advances from the Federal Home Loan Bank (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Advances from the Federal Home Loan Bank (Details) [Line Items]
Federal home loan bank, advances, additional borrowing capacity	$ 96.6
Home equity loans	5.1
Fed funds line of credit amount	$ 2.0
Minimum [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Interest rates for advances fixed range	0.20%
Maximum [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Interest rates for advances fixed range	2.30%
Weighted Average [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Weighted-average interest rate	0.96%
Residential Mortgage [Member]
Advances from the Federal Home Loan Bank (Details) [Line Items]
Mortgage loan total amount	$ 167.8	$ 133.7